Leases - Supplemental balance sheet information related to operating leases (Details) - USD ($)	Sep. 30, 2020	Oct. 01, 2019
Supplemental balance sheet information related to operating leases
Operating lease right-of-use assets	$ 852,041
Operating lease right-of-use assets - accumulated amortization	(29,003)
Operating lease right-of-use assets, net	823,038	$ 300,000
Operating lease liabilities, current	138,850
Operating lease liabilities, non-current	669,202
Total	$ 808,052	$ 300,000